REVENUE, OTHER INCOME AND GAINS (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Analysis of Revenue
An analysis of revenue is as follows:

	Nine months ended September 30,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Revenue
License revenue	120,123	35,172
Collaboration revenue	314,563	170,369
Other revenue	6,033	138
Total	440,719	205,679

Summary of Deferred Revenue from Contract Liabilities
The following table shows the deferred revenue which is included in contract liabilities for the periods presented:

	September 30,	December 31
	2024	2023
	US$’000 (Unaudited)	US$’000
Contract liabilities (Current)	63,161	53,010
Contract liabilities (Non-Current)	—	47,962
Total	63,161	100,972

Other Income and Gains
The following table summarizes the Total other income and gains:

	Nine months ended September 30,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Other income and gains
Other income:
Finance income	47,550	37,185
Government grants*	1,342	1,528
Other	235	5
Total income	49,127	38,718

Gains:
Foreign currency exchange gain, net	—	10,136
Fair value gains on financial assets measured at fair value change through profit or loss	—	792
Other	21	166
Total gains	21	11,094
Total other income and gains	49,148	49,812

*The amount represents subsidies received from local government authorities to support the Company’s business. There were no unfulfilled conditions and other contingencies attached to these government grants.